Share-based Compensation - Schedule of Share Option Activity (Details) - 2023 LTIP [Member] $ in Millions	12 Months Ended
	Dec. 31, 2024 £ / shares shares	Dec. 31, 2024 USD ($) shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Beginning balance | shares	10,612,649
Number of share options Issued | shares	13,611,563
Number of share options Exercised | shares	0
Number of share options Cancelled/Forfeited | shares	(587,296)
Number of options, Ending balance | shares	23,636,916
Number of share options Vested and exercisable | shares		17,559,511
Number of share options Vested and expected to vest | shares		23,636,916
Weighted average exercise price, Beginning balance | £ / shares	£ 0.0001
Weighted- Average Exercise Price Issued | £ / shares	0.0001
Weighted- Average Exercise Price Exercised | £ / shares	0
Weighted- Average Exercise Price Cancelled/Forfeited | £ / shares	0
Weighted average exercise price, Ending balance | £ / shares	0.0001
Weighted- Average Exercise Price Vested and exercisable | £ / shares	0.0001
Weighted- Average Exercise Price Vested and expected to vest | £ / shares	£ 0.0001
Weighted- Average Remaining Contractual life Outstanding	6 years 1 month 6 days
Weighted- Average Remaining Contractual life Vested and exercisable	4 years 8 months 12 days
Weighted- Average Remaining Contractual life Vested and expected to vest	6 years 1 month 6 days
Aggregate Intrinsic Value Outstanding | $		$ 3.8
Aggregate Intrinsic Value Vested and expected to vest | $		$ 3.8